Fair Value Measurements (Details) - Schedule of Assets, Liabilities and Equity subject to Fair Value Measurements	Dec. 31, 2023 USD ($)
Assets
Marketable Securities	$ 1,120,966
Liabilities
Total liabilities	431,200
Derivative warrant liabilities – public [Member]
Liabilities
Total liabilities	276,000
Derivative warrant liabilities – private placement [Member]
Liabilities
Total liabilities	155,200
Level 1 [Member]
Assets
Marketable Securities	1,120,966
Liabilities
Total liabilities	431,200
Level 1 [Member] | Derivative warrant liabilities – public [Member]
Liabilities
Total liabilities	276,000
Level 1 [Member] | Derivative warrant liabilities – private placement [Member]
Liabilities
Total liabilities	155,200
Level 2 [Member]
Assets
Marketable Securities
Liabilities
Total liabilities
Level 2 [Member] | Derivative warrant liabilities – public [Member]
Liabilities
Total liabilities
Level 2 [Member] | Derivative warrant liabilities – private placement [Member]
Liabilities
Total liabilities
Level 3 [Member]
Assets
Marketable Securities
Liabilities
Total liabilities
Level 3 [Member] | Derivative warrant liabilities – public [Member]
Liabilities
Total liabilities
Level 3 [Member] | Derivative warrant liabilities – private placement [Member]
Liabilities
Total liabilities